OTHER CURRENT AND NON-CURRENT ASSETS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
NOTE 4 – OTHER CURRENT AND NON-CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Prepaid expenses	$61,781	$103,841
Advances to suppliers	2,241,319	1,024,399
Security and other deposits	77,377	85,277
Advances to employees	554,916
Prepaid Interest	290	159,825
Other current assets	162,162	101,496
	$3,097,845	$1,474,838

Other non-current assets consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Trade and other sundry debtors	$120,738	$396,275
Other advances	126,125	352,348
	$246,863	$748,623

NOTE 5 – OTHER CURRENT AND NON-CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of March 31,
	2011	2010

Prepaid expenses	$103,841	$52,087
Advances to suppliers	1,024,399	1,231,771
Prepaid interest	159,825	-
Security and other Deposits	85,277	414,166
Others	101,496	356,438
	$1,474,838	$2,054,462
Other Non-current assets consist of the following	As of March 31,
	2011	2010

Sundry debtors	$396,275	$268,145
Other advances	352,348	604,039
	$748,623	$872,184